Leases - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expiring term		leases facilities under noncancelable operating leases expiring through 2027	leases facilities under noncancelable operating leases expiring through 2027
Finance lease expiring term		certain equipment under a finance lease expiring in 2024.	certain equipment under a finance lease expiring in 2024.
Office lease expiration year	2025
Operating lease liabilities			$ 5,345	$ 6,900
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]			Operating lease liabilities
Operating lease, right-of-use asset			$ 5,000	$ 6,400
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Lease Right Of Use Asset	Lease Right Of Use Asset
Finance lease liabilities			$ 123	$ 300
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]			Lease Liabilities	Lease Liabilities
Finance lease, right-of-use asset			$ 100	$ 300
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Lease Right Of Use Asset	Lease Right Of Use Asset
Reduction in right-of-use assets				$ 22,100
Reduction in lease liability				28,200
Reduction in net loss				$ 6,500